Loans and Other Borrowings - Summary Of Loans and Other Borrowings (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Detailed Information About Borrowings [Abstract]
Collateral received on swaps	£ 525	£ 702	£ 553